Annual Total Returns[BarChart] - Transamerica QS Investors Active Asset Allocation - Conservative VP - Initial	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.89%	7.39%	3.97%	(2.13%)	2.87%	11.92%	(2.61%)	11.47%	6.99%